UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21162

Name of Fund:  BlackRock Fundamental Growth Principal Protected Fund of
               BlackRock Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments


BlackRock Fundamental Growth Principal Protected Fund of
BlackRock Principal Protected Trust

Schedule of Investments as of November 30, 2006

                                       Shares
Industry                                 Held   Common Stocks                                                       Value
Aerospace & Defense - 1.3%              7,200   Lockheed Martin Corp.                                          $      651,240
                                       10,700   United Technologies Corp.                                             690,471
                                                                                                               --------------
                                                                                                                    1,341,711

Beverages - 0.7%                       12,500   PepsiCo, Inc.                                                         774,625

Biotechnology - 2.1%                   11,200   Amgen, Inc. (a)                                                       795,200
                                       16,900   Genentech, Inc. (a)                                                 1,381,575
                                                                                                               --------------
                                                                                                                    2,176,775

Capital Markets - 3.7%                 65,300   The Charles Schwab Corp.                                            1,197,602
                                        7,400   Franklin Resources, Inc.                                              789,876
                                        4,700   Goldman Sachs Group, Inc.                                             915,560
                                          200   Nymex Holdings, Inc. (a)                                               23,120
                                       13,800   State Street Corp.                                                    857,394
                                                                                                               --------------
                                                                                                                    3,783,552

Chemicals - 3.3%                       18,100   Air Products & Chemicals, Inc.                                      1,251,434
                                       28,400   Nalco Holding Co. (a)                                                 566,012
                                       24,900   Praxair, Inc.                                                       1,553,760
                                                                                                               --------------
                                                                                                                    3,371,206

Communications Equipment - 4.8%        71,500   Cisco Systems, Inc. (a)                                             1,921,920
                                       61,500   Corning, Inc. (a)                                                   1,325,940
                                       28,200   Motorola, Inc.                                                        625,194
                                       30,100   QUALCOMM, Inc.                                                      1,101,359
                                                                                                               --------------
                                                                                                                    4,974,413

Computers & Peripherals - 0.6%         12,300   Seagate Technology                                                    316,848
                                       15,300   Western Digital Corp. (a)                                             313,956
                                                                                                               --------------
                                                                                                                      630,804

Construction & Engineering - 0.7%       4,700   Fluor Corp.                                                           409,276
                                        3,800   Jacobs Engineering Group, Inc. (a)                                    318,706
                                                                                                               --------------
                                                                                                                      727,982

Diversified Financial                  22,900   Bank of America Corp.                                               1,233,165
Services - 3.4%                         1,300   Chicago Mercantile Exchange Holdings, Inc.                            696,280
                                       12,500   Citigroup, Inc.                                                       619,875
                                       20,200   JPMorgan Chase & Co.                                                  934,856
                                                                                                               --------------
                                                                                                                    3,484,176

Electrical Equipment - 1.1%            13,400   Emerson Electric Co.                                                1,161,780

Energy Equipment & Services - 5.6%      8,600   Baker Hughes, Inc.                                                    631,498
                                       24,400   Grant Prideco, Inc. (a)                                             1,069,208
                                       20,600   Halliburton Co.                                                       695,044
                                       18,200   National Oilwell Varco, Inc. (a)                                    1,210,482
                                       11,700   Schlumberger Ltd.                                                     801,216
                                        9,800   Transocean, Inc. (a)                                                  763,910
                                       14,300   Weatherford International Ltd. (a)                                    642,213
                                                                                                               --------------
                                                                                                                    5,813,571

Health Care Equipment &                10,000   Alcon, Inc.                                                         1,096,200
Supplies - 1.5%                         1,400   Intuitive Surgical, Inc. (a)                                          142,268
                                        6,600   Varian Medical Systems, Inc. (a)                                      324,852
                                                                                                               --------------
                                                                                                                    1,563,320

Health Care Providers &                 4,600   Laboratory Corp. of America Holdings (a)                              325,680
Services - 0.6%                         5,100   Quest Diagnostics, Inc.                                               271,167
                                                                                                               --------------
                                                                                                                      596,847

Hotels, Restaurants &                  38,500   Starbucks Corp. (a)                                                 1,358,665
Leisure - 2.5%                         19,400   Yum! Brands, Inc.                                                   1,187,086
                                                                                                               --------------
                                                                                                                    2,545,751

Household Products - 1.0%              15,700   The Procter & Gamble Co.                                              985,803

IT Services - 4.6%                     15,400   Cognizant Technology Solutions Corp. (a)                            1,256,024
                                       22,400   Infosys Technologies Ltd.                                           1,091,507
                                       21,300   Paychex, Inc.                                                         839,433
                                       96,000   Satyam Computer Services Ltd.                                         986,140
                                       19,900   Tata Consultancy Services Ltd.                                        533,312
                                                                                                               --------------
                                                                                                                    4,706,416

Industrial Conglomerates - 2.5%        73,300   General Electric Co.                                                2,586,024

Insurance - 0.6%                        9,000   American International Group, Inc.                                    632,880

Internet Software &                    18,900   Akamai Technologies, Inc. (a)                                         923,643
Services - 3.0%                         3,100   Google, Inc. Class A (a)                                            1,503,252
                                       26,000   Yahoo!, Inc. (a)                                                      701,740
                                                                                                               --------------
                                                                                                                    3,128,635

Life Sciences Tools &                   6,100   Covance, Inc. (a)                                                     365,207
Services - 1.3%                        21,700   Thermo Electron Corp. (a)                                             951,111
                                                                                                               --------------
                                                                                                                    1,316,318

Machinery - 1.4%                       12,400   ITT Corp.                                                             668,980
                                       23,500   Pall Corp.                                                            737,665
                                                                                                               --------------
                                                                                                                    1,406,645

Media - 1.1%                           34,700   Walt Disney Co.                                                     1,146,835

Multiline Retail - 2.0%                14,300   Kohl's Corp. (a)                                                      995,280
                                       18,600   Target Corp.                                                        1,080,474
                                                                                                               --------------
                                                                                                                    2,075,754

Pharmaceuticals - 2.6%                 11,900   GlaxoSmithKline Plc (b)                                               632,247
                                        6,100   Novartis AG (b)                                                       356,301
                                       18,800   Novartis AG Registered Shares                                       1,095,778
                                        3,500   Roche Holding AG                                                      632,301
                                                                                                               --------------
                                                                                                                    2,716,627

Software - 3.4%                        19,100   Activision, Inc. (a)                                                  325,655
                                       15,400   Adobe Systems, Inc. (a)                                               618,002
                                       10,900   Electronic Arts, Inc. (a)                                             608,765
                                       55,400   Oracle Corp. (a)                                                    1,054,262
                                       17,400   SAP AG (b)                                                            908,628
                                                                                                               --------------
                                                                                                                    3,515,312

Specialty Retail - 3.2%                 9,100   Abercrombie & Fitch Co. Class A                                       613,704
                                       14,000   American Eagle Outfitters, Inc.                                       632,520
                                       13,800   Best Buy Co., Inc.                                                    758,586
                                       48,850   Staples, Inc.                                                       1,244,209
                                                                                                               --------------
                                                                                                                    3,249,019

Textiles, Apparel & Luxury              8,300   Nike, Inc. Class B                                                    821,285
Goods - 0.8%

                                                Total Common Stocks
                                                (Cost - $51,072,944) - 59.4%                                       61,234,066


                                         Face
                                       Amount   U.S. Government Obligations
                                                U.S. Treasury STRIPS (d)(f):
                               $   24,225,000      3.764% due 8/15/2009                                            21,471,369
                                   21,855,000      3.858% due 11/15/2009                                           19,178,134

                                                Total U.S. Government Obligations
                                                (Cost - $41,436,707) - 39.5%                                       40,649,503


                                   Beneficial
                                     Interest   Short-Term Securities
                                 $    781,154   BlackRock Liquidity Series, LLC Cash Sweep
                                                Series I, 5.26% (c)(e)                                                781,154

                                                Total Short-Term Securities
                                                (Cost - $781,154) - 0.8%                                              781,154

                                                Total Investments
                                                (Cost - $93,290,805*) - 99.7%                                     102,664,723
                                                Other Assets Less Liabilities - 0.3%                                  302,355
                                                                                                               --------------
                                                Net Assets - 100.0%                                            $  102,967,078
                                                                                                               ==============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                            $          93,916,512
                                              =====================
    Gross unrealized appreciation             $          10,481,486
    Gross unrealized depreciation                       (1,733,275)
                                              ---------------------
    Net unrealized appreciation               $           8,748,211
                                              =====================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                       $   179,013     $   17,655


(d) Separately Traded Registered Interest and Principal of Securities (STRIPS).

(e) Represents the current yield as of November 30, 2006.

(f) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Principal Protected Fund of
BlackRock Principal Protected Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: January 23, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Fundamental Growth Principal Protected Fund
       BlackRock Principal Protected Trust


Date: January 23, 2007